CREDIT FACILITIES	6 Months Ended
Jun. 30, 2013
CREDIT FACILITIES
CREDIT FACILITIES

7.          CREDIT FACILITIES

June 30, 2013	Maturity Dates[2]	Total Facilities	Draws[3]	Available
(millions of Canadian dollars)
Liquids Pipelines	2014	300	26	274
Gas Distribution	2014	713	439	274
Sponsored Investments	2014-2017	3,759	572	3,187
Corporate	2014-2017	9,928	2,647	7,281
		14,700	3,684	11,016
Southern Lights project financing[1]	2014	1,556	1,485	71
Total credit facilities		16,256	5,169	11,087

1            Total facilities inclusive of $62 million for debt service reserve letters of credit.

2            Total facilities include $35 million in demand facilities with no maturity date.

3            Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2014 to 2017.

Commercial paper and credit facility draws, net of short-term borrowings, of $3,129 million (December 31, 2012 - $2,925 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.